Derivative financial instruments (Details) - Schedule of Derivatives by Maturity - BRL (R$) R$ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Derivative financial instruments (Details) - Schedule of Derivatives by Maturity [Line Items]
Derivatives by maturity	R$ 61,010	R$ 24,421
2022 [Member]
Derivative financial instruments (Details) - Schedule of Derivatives by Maturity [Line Items]
Derivatives by maturity		43,526
2023 [Member]
Derivative financial instruments (Details) - Schedule of Derivatives by Maturity [Line Items]
Derivatives by maturity	55,874	(16,310)
2024 [Member]
Derivative financial instruments (Details) - Schedule of Derivatives by Maturity [Line Items]
Derivatives by maturity	127	(1,181)
2028 [Member]
Derivative financial instruments (Details) - Schedule of Derivatives by Maturity [Line Items]
Derivatives by maturity	R$ 5,009	R$ (1,614)